INVESTMENT AND MORTGAGE-BACKED SECURITIES (Details 3) $ in Thousands	Jun. 30, 2015 USD ($)
Schedule Of Investment Securities And Mortgage Backed Securities [Line Items]
2016	$ 56
2017	60
2018	64
2019	69
2020	0
Thereafter	40,403
Expected Return Held To Maturity For Year Total	$ 40,653